Equity (Tables)	12 Months Ended
Jun. 30, 2012
Comprehensive Earnings/(loss)

Comprehensive earnings/(loss) for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010 consist of:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Net earnings/(loss) attributable to Catalent	$(40.4)	$(54.0)	$(289.6)
Other comprehensive income/(losses):
Foreign currency translation adjustments	(27.3)	62.4	(21.5)
Net change in minimum pension liability	(26.5)	18.7	(1.3)
Deferred compensation/(benefit)	0.1	0.9	(0.3)
Change in unrealized loss on derivatives	15.2	12.5	(29.9)
Other Comprehensive income/(loss)	(38.5)	94.5	(53.0)
Total comprehensive income/(loss) loss before noncontrolling interest	(78.9)	40.5	(342.6)
Comprehensive income/(loss) attributable to noncontrolling interest	(3.8)	5.3	(4.6)
Comprehensive income/(loss)	$(82.7)	$45.8	$(347.2)

Accumulated Other Comprehensive Earnings/(loss)

Accumulated other comprehensive earnings/(loss) for the fiscal years June 30, 2012, June 30, 2011 and June 30, 2010 consists of:

(in millions)	Foreign Currency Translation Adjustments	Unrealized Gains/(Losses) on Derivatives	Deferred Compensation	Pension Liability Adjustments	Other Comprehensive Income/(Loss)
Balance at June 30, 2009	$49.4	$(19.4)	$—	$(25.5)	$4.5
Activity, net of tax	(21.5)	(29.9)	(0.3)	(1.3)	(53.0)
Balance at June 30, 2010	27.9	(49.3)	(0.3)	(26.8)	(48.5)
Activity, net of tax	62.4	12.5	0.9	18.7	94.5
Balance at June 30, 2011	90.3	(36.8)	0.6	(8.1)	46.0
Activity, net of tax	(27.3)	15.2	0.1	(26.5)	(38.5)
Balance at June 30, 2012	$63.0	$(21.6)	$0.7	$(34.6)	$7.5